Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RS INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Mar. 02, 2015
Document Creation Date	dei_DocumentCreationDate	Feb. 20, 2015